STOCKHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS’ EQUITY
Common Stock
As of June 30, 2023, the Company was authorized to issue 600.0 million total shares of capital stock, consisting of 300.0 million shares of common stock and 300.0 million shares of preferred stock. As of June 30, 2023 and December 31, 2022, there were 94.9 million shares of common stock outstanding and no shares of preferred stock outstanding.
Stock-Based Compensation
The Company’s primary stock-based compensation plan is the 2021 Omnibus Incentive Compensation Plan (“the Plan”), under which to date, share options and two different types of restricted stock units (“RSUs”) have been issued. The purpose of the Plan is to benefit and advance the interests of Dole by attracting, retaining and motivating participants and to compensate participants for contributions to the success of the Company. Upon exercise of share options or vesting of RSUs, new shares are issued from existing authorization. A total of 7.4 million shares of the Company’s common stock were initially reserved for issuance pursuant to the Omnibus Plan. Upon the exercise of any option or vesting of any RSU, the related award is cancelled to the extent of the number of shares exercised or vested, and that number of shares is no longer available under the Plan. If any part of the award terminates without delivery of the related shares, the extent of the award will then be available for future grant under the Plan. As of June 30, 2023, there were 5.7 million shares available for future grant under the Plan and 1.6 million shares available for future issue under awards granted.
In the six months ended June 30, 2023, additional RSU awards were issued under the Plan that vest over a one to three year service period, and additional RSU awards were issued under the Plan that vest over three years if certain market conditions are met. Compensation expense under the awards that include a market condition is determined based on the grant date fair value of the award calculated using a Monte Carlo simulation approach. For the three and six months ended June 30, 2023, total stock-based compensation expense related to the Plan was $1.5 million and $2.8 million, respectively. For the three and six months ended June 30, 2022, total stock-based compensation expense related to the Plan was $1.3 million and $2.0 million, respectively. Stock-based compensation expense related to the Plan is recorded in selling, marketing, general and administrative expenses in the condensed consolidated statements of operations. The total unrecognized compensation cost related to the unvested awards as of June 30, 2023 was $11.6 million.
Dividends Declared
The following table summarizes dividends per share declared for the six months ended June 30, 2023 and June 30, 2022:

Date Declared	Amount (per share)

(U.S. Dollars)
5/17/2023	$0.08
3/6/2023	$0.08
5/24/2022	$0.08
3/14/2022	$0.08
The following table summarizes total dividends declared for the three and six months ended June 30, 2023 and June 30, 2022:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022

	(U.S. Dollars in thousands)
Dividends	$(7,687)	$(7,623)	$(15,377)	$(15,230)
In January of 2023, Dole paid a cash dividend of $0.08 per share, totaling $7.7 million, to shareholders for the third quarter dividend declared on November 16, 2022. In April of 2023, Dole paid a cash dividend of $0.08 per share, totaling $7.7 million, for the fourth quarter dividend declared on March 6, 2023.
Dole’s ability to declare and pay dividends is subject to limitations contained in its various debt agreements. As of June 30, 2023, Dole had the ability to make dividend payments of $236.4 million before these limitations would come into effect.
See Note 20 “Subsequent Events” for additional detail on dividends declared and paid.
Accumulated Other Comprehensive Loss
Dole’s accumulated other comprehensive loss primarily consists of unrealized foreign currency translation gains and losses, unrealized derivative gains and losses and pension and postretirement obligation adjustments. A rollforward of the changes in accumulated other comprehensive loss, disaggregated by component, was as follows for the three and six months ended June 30, 2023 and June 30, 2022:

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2022	$40,417	$(36,938)	$(107,612)	$(104,133)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	3,432	—	9,604	13,036
Amounts reclassified from accumulated other comprehensive loss	(4,223)	—	—	(4,223)
Tax reclassified from accumulated other comprehensive loss	(5,591)	—	—	(5,591)
Net other comprehensive income (loss) attributable to Dole plc	(6,382)	—	9,604	3,222
Balance as of March 31, 2023	34,035	(36,938)	(98,008)	(100,911)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	(1,237)	—	960	(277)
Amounts reclassified from accumulated other comprehensive loss	(4,148)	—	—	(4,148)
Tax reclassified from accumulated other comprehensive loss	7,723	—	—	7,723
Net other comprehensive income attributable to Dole plc	2,338	—	960	3,298
Balance as of June 30, 2023	$36,373	$(36,938)	$(97,048)	$(97,613)

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2021	$8,631	$(59,822)	$(74,728)	$(125,919)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	25,801	—	(5,686)	20,115
Amounts reclassified from accumulated other comprehensive loss	(373)	—	5,445	5,072
Tax reclassified from accumulated other comprehensive loss	(230)	—	—	(230)
Net other comprehensive income (loss) attributable to Dole plc	25,198	—	(241)	24,957
Balance as of March 31, 2022	33,829	(59,822)	(74,969)	(100,962)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	12,574	—	(38,882)	(26,308)
Amounts reclassified from accumulated other comprehensive loss	(5,798)	—	—	(5,798)
Tax reclassified from accumulated other comprehensive loss	2,369	—	—	2,369
Net other comprehensive income (loss) attributable to Dole plc	9,145	—	(38,882)	(29,737)
Balance as of June 30, 2022	$42,974	$(59,822)	$(113,851)	$(130,699)
For the three months ended June 30, 2023, amounts reclassified out of accumulated other comprehensive loss include the following:
•The reclassification of net gains of $4.2 million related to the fair value of cash flow hedges, of which $7.2 million was reclassified to interest expense, offset by a $3.0 million loss reclassified to cost of sales.
For the three months ended June 30, 2022, amounts reclassified out of accumulated other comprehensive loss include the following:
•The reclassification of net gains of $5.8 million related to the fair value of cash flow hedges, of which $6.1 million was reclassified to cost of sales, offset by a $0.3 million loss reclassified to interest expense.
For the six months ended June 30, 2023, amounts reclassified out of accumulated other comprehensive loss include the following:
•The reclassification of net gains of $8.4 million related to the fair value of cash flow hedges, of which $13.4 million was reclassified to interest expense, offset by a $5.0 million loss reclassified to cost of sales.
For the six months ended June 30, 2022, amounts reclassified out of accumulated other comprehensive loss include the following:
•The reclassification of net gains of $6.2 million related to the fair value of cash flow hedges, of which $7.2 million was reclassified to cost of sales, offset by a $1.0 million loss reclassified to interest expense.
•The reclassification of net losses of $5.4 million related to foreign currency translation to other income, net.